Short-term Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-term Borrowings
9.	Short-term borrowings

In 2020, the Group entered into credit facility agreements with several Chinese commercial banks and drawn-down RMB610,683 at the weighted average interest rate of 6.26% per annum. The Group repaid the short-term bank borrowings in the amount of RMB522,375. In 2021, the Group drawn-down RMB197,000 at the weighted average interest rate of 5.09% per annum and repaid the short-term bank borrowings in the amount of RMB373,292. As of December 31, 2020 and 2021, the remaining balance of these loan agreements was RMB226,292 and RMB50,000, respectively.

As of December 31, 2020 and 2021, the Group had unused one-year revolving credit facilities with several Chinese commercial banks to borrow up to RMB33,708 and RMB150,000 for working capital needs.

In 2020 and 2021, the Group entered into several RMB denominated one-year loan agreements with several Chinese commercial banks for RMB153,000 at the weighted average interest rate of 5.29% per annum and RMB56,700 at the weighted average interest rate of 5.09% per annum, respectively. The Group repaid amount of RMB70,000 and RMB155,450 during the year 2020 and 2021, respectively. As of December 31, 2020 and 2021, the remaining balance of these loan agreements was RMB113,000 and RMB14,250, respectively.

In 2020, the Group entered into a US$ denominated two-year loan agreement with an independent third party for RMB65,200(US$10,000) at an interest rate of 9% per annum. The Group repaid amount of RMB2,719(US$417) and RMB32,230(US$5,000) during the year 2020 and 2021, respectively. As of December 31, 2020 and 2021, current portion was RMB29,906(US$4,583) and RMB30,300(US$4,583), respectively. In 2020, the Group entered into a US$ loan agreement with a commercial bank for RMB460 at an interest rate of 6.3% per annum, the Group has not repaid the loan and the balance was RMB460 and RMB449 as of December 31, 2020 and 2021.

The Group is subject to certain financial covenants under its credit facilities agreements and the Group was in compliance with all of its debt covenants for the years ended December 31, 2020 and 2021.